Capital Management	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Capital Management	NOTE 24 CAPITAL MANAGEMENT Our capital allocation policy prioritizes safe and reliable operations, a healthy balance sheet, a sustainable dividend to shareholders and a strategy to allocate remaining cash flow that maximizes shareholder value. We include total debt, adjusted total debt, adjusted net debt and adjusted shareholders’ equity as components of our capital structure. We monitor our capital structure and, based on changes in economic conditions, may adjust the structure by adjusting the amount of dividends paid to shareholders, repurchasing shares, issuing new shares, issuing new debt or retiring existing debt. We use a combination of short-term and long-term debt to finance our operations. We typically pay floating rates of interest on short-term debt and credit facilities, and fixed rates on notes and debentures. We monitor the following measures to evaluate our ability to service debt, make strategic investments and ensure we are in compliance with our debt covenants: 2021 2020 Adjusted net debt to adjusted EBITDA 1.4 2.6 Adjusted EBITDA to adjusted finance costs 14.3 7.4 Debt to capital (calculated as adjusted total debt to adjusted capital) (Limit: 0.65 : 1.00) 0.32 : 1.00 0.34 : 1.00 Adjusted EBITDA is calculated in Note 3, while the calculation of the remaining components included in the above ratios are set out in the following tables: 2021 2020 Short-term debt 1,560 159 Current portion of long-term debt 545 14 Current portion of lease liabilities 286 249 Long-term debt 7,521 10,047 Lease liabilities 934 891 Total debt 10,846 11,360 Letters of credit - financial 114 150 Adjusted total debt 10,960 11,510 2021 2020 Total debt 10,846 11,360 Cash and cash equivalents (499) (1,454) Unamortized fair value adjustments (325) (404) Adjusted net debt 10,022 9,502 2021 2020 Total shareholders' equity 23,699 22,403 Adjusted total debt 10,960 11,510 Adjusted capital 1 34,659 33,913 1 Restated to reflect 2021 calculation. 2021 2020 Finance costs 613 520 Unwinding of discount on asset retirement obligations 9 (33) Borrowing costs capitalized to property, plant and equipment 29 20 Interest on net defined benefit pension and other post-retirement plan obligations (9) (13) Loss on early extinguishment of debt (142) ‐ Adjusted finance costs 500 494 In 2020, we filed a base shelf prospectus in Canada and the US qualifying the issuance of up to $ 5 billion of common shares, debt securities and other securities during a period of 25 months from March 16, 2020. In 2020, we filed a prospectus supplement to issue $ 1,500 of notes.